Additional Information Required by the Argentine Central Bank - Summary of Financial Trust Contracts (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of trust activities [line items]
Balances of Trust Funds	$ 14,480,501
GAS I [member]
Disclosure of trust activities [line items]
Date of Contract	Dec. 06, 2006
Trust		GAS I
Maturity Date		Dec. 31, 2023
GAS II [member]
Disclosure of trust activities [line items]
Date of Contract	May 14, 2009
Trust		GAS II
Maturity Date		Dec. 31, 2023
MILA III [member]
Disclosure of trust activities [line items]
Date of Contract	Jun. 08, 2011
Trust		MILA III
Maturity Date		Dec. 31, 2023
MILA IV [member]
Disclosure of trust activities [line items]
Date of Contract	Sep. 01, 2011
Trust		MILA IV
Maturity Date		Dec. 31, 2023
Financial trust contract [member] | Financial guarantee contracts [member] | Banco de Galicia y Buenos Aires S.A.U. | GAS I [member]
Disclosure of trust activities [line items]
Balances of Trust Funds	$ 281,417
Financial trust contract [member] | Financial guarantee contracts [member] | Banco de Galicia y Buenos Aires S.A.U. | GAS II [member]
Disclosure of trust activities [line items]
Balances of Trust Funds	14,149,612
Financial trust contract [member] | Financial guarantee contracts [member] | Banco de Galicia y Buenos Aires S.A.U. | MILA III [member]
Disclosure of trust activities [line items]
Balances of Trust Funds	44,870
Financial trust contract [member] | Financial guarantee contracts [member] | Banco de Galicia y Buenos Aires S.A.U. | MILA IV [member]
Disclosure of trust activities [line items]
Balances of Trust Funds	$ 4,602